Summary of significant accounting policies (Estimated Useful Lives of Assets) (Detail)	12 Months Ended
Dec. 31, 2014
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Indefinite
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Shorter of lease term or 20 to 50 years
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	20 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	50 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Electronic equipment, furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	2 years
Electronic equipment, furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years